Label	Element	Value
C000178768 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	6.90%
C000178768 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	44.40%
C000178768 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	9.30%
C000178768 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	22.00%
C000178768 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	2.90%
C000001744 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	6.90%
C000001744 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	44.40%
C000001744 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	9.30%
C000001744 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	22.00%
C000001744 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	2.90%
C000001742 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	6.90%
C000001742 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	44.40%
C000001742 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	9.30%
C000001742 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	22.00%
C000001742 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	2.90%
C000193017 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	6.90%
C000193017 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	44.40%
C000193017 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	9.30%
C000193017 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	22.00%
C000193017 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	2.90%